Changes in Disclosures - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure Of correction Of Errors [line items]
Description of significant payment	Less or equal to one year.
Air traffic liability	$ 471,676	$ 477,168	$ 399,796
Frequent flyer deferred revenue	30,342	17,197	10,358
Retained earnings	1,872,700	1,933,953
Recognition of credit loss allowance	1,218	3,673		$ 5,417
Additions to credit loss allowance	98
Investment [member]
Disclosure Of correction Of Errors [line items]
Recognition of credit loss allowance				1,120
Accounts receivables [member]
Disclosure Of correction Of Errors [line items]
Recognition of credit loss allowance		3,673		4,297
Transition impact [member]
Disclosure Of correction Of Errors [line items]
Change in the timing of revenue recognition		(2,600)	(1,400)
Reclassification of denied board compensation from the Sales and distribution operating expenses to Passenger revenue		(200)	(200)
Reclassification between Passenger revenue and Other operating revenue		(15,400)	(5,100)
Change in the amount deferred for mileages credits		(2,700)	(1,100)
Air traffic liability		6,475	3,559
Frequent flyer deferred revenue		4,011	1,314
Retained earnings		(4,873)	(2,354)
Transition impact [member] | Retained earnings [member]
Disclosure Of correction Of Errors [line items]
Change in the timing of revenue recognition			(2,200)
Change in the amount deferred for mileages credits			$ (200)
IFRS9 [member]
Disclosure Of correction Of Errors [line items]
Recognition of credit loss allowance		$ 1,120
IFRS9 [member] | Investment [member]
Disclosure Of correction Of Errors [line items]
Recognition of credit loss allowance				1,100
Additions to credit loss allowance	100
IFRS9 [member] | Accounts receivables [member]
Disclosure Of correction Of Errors [line items]
Recognition of credit loss allowance				$ 600
Additions to credit loss allowance	$ 1,300